SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash held in banks	$ 15,938,501	$ 22,729,212
Guaranteed investment certificates	283,345	346,501
Cash and Cash Equivalents	$ 16,221,846	$ 23,075,713	$ 17,285,576	$ 1,982,416